Amplify Seymour Cannabis ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 43.9%	Shares	Value
Consumer Discretionary - 3.7%
GrowGeneration Corp.(a)	519,269	$1,116,428

Consumer Staples - 2.0%
Village Farms International, Inc.(a)(b)	603,288	615,354

Financials - 3.3%
Silver Spike Investment Corp.	82,918	981,749

Health Care - 30.2%(c)
Aleafia Health, Inc.(a)(d)	80,872	0
Auxly Cannabis Group, Inc.(a)	3,257,044	71,424
Canopy Growth Corp.(a)(b)	37,681	243,043
Cara Therapeutics, Inc.(a)	68,078	17,564
Charlotte's Web Holdings, Inc.(a)(b)	1,145,407	226,059
Clever Leaves Holdings, Inc.(a)	5,288	13,960
Cronos Group, Inc.(a)	544,484	1,268,648
Curaleaf Holdings, Inc.(a)	731,495	2,807,170
Jazz Pharmaceuticals PLC(a)	573	61,156
MediPharm Labs Corp.(a)	2,927,844	160,512
Organigram Holdings, Inc.(a)(b)	176,380	271,625
SNDL, Inc.(a)	310,370	589,703
TerrAscend Corp.(a)	1,018,710	1,385,038
Tilray Brands, Inc.(a)(b)	1,214,084	2,015,379
		9,131,281

Industrials - 0.4%
Hydrofarm Holdings Group, Inc.(a)	178,296	123,024

Information Technology - 4.3%
WM Technology, Inc.(a)	1,261,458	1,311,916
TOTAL COMMON STOCKS (Cost $69,968,008)		13,279,752

REAL ESTATE INVESTMENT TRUSTS - 8.5%
Chicago Atlantic Real Estate Finance, Inc.	31,160	478,618
Innovative Industrial Properties, Inc.	19,134	2,089,815
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,206,047)		2,568,433

RIGHTS - 0.0%(e)	Contracts
Health Care - 0.0%(e)
Harmony Biosciences Holdings, Inc., Expires 10/12/2024, Exercise Price $2.54(a)(d)	220,858	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 19.2%
Investments Purchased with Proceeds from Securities Lending - 10.7%	Shares
First American Government Obligations Fund - Class X, 4.65%(f)	3,230,545	3,230,545

Money Market Funds - 8.5%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(f)	2,554,152	2,554,152
TOTAL SHORT-TERM INVESTMENTS (Cost $5,784,697)		5,784,697

TOTAL INVESTMENTS - 71.6% (Cost $77,958,752)		$21,632,882
Other Assets in Excess of Liabilities - 28.4%		8,562,300
TOTAL NET ASSETS - 100.0%		$30,195,182

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $2,642,817 which represented 8.8% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Amplify Seymour Cannabis ETF
Schedule of Total Return Swap Contracts
as of June 30, 2024 (Unaudited)

Reference Entity	Counterparty	Long/Short	Maturity Date	Financing Rate(a)	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc. Warrant Expires 02/07/2026	Nomura Securities International, Inc.	Long	06/26/2025	6.82%	Monthly	$70,367	$2,731
Ayr Wellness, Inc.	Nomura Securities International, Inc.	Long	06/26/2025	6.82%	Monthly	489,043	15,880
Cannabist Company	Nomura Securities International, Inc.	Long	06/26/2025	6.82%	Monthly	56,636	2,934
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	06/26/2025	6.82%	Monthly	1,851,435	(62,570)
Curaleaf Holdings, Inc.	Nomura Securities International, Inc.	Long	06/26/2025	6.82%	Monthly	551,863	(24,133)
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	06/26/2025	6.82%	Monthly	4,224,365	58,278
Truelieve Cannabis Corp.	Nomura Securities International, Inc.	Long	06/26/2025	6.82%	Monthly	3,918,393	161,632
Verano Holdings Corp.	Nomura Securities International, Inc.	Long	06/26/2025	6.82%	Monthly	2,097,247	110,074
Total Unrealized Appreciation (Depreciation)							$264,826

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.

(a) Floating rate based on the overnight bank rate and spread of 150 basis points and is reset monthly.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Seymour Cannabis ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	13,279,752	–	0	(a)	13,279,752
Real Estate Investment Trusts	2,568,433	–	–		2,568,433
Rights	–	–	0	(a)	0 (a)
Investments Purchased with Proceeds from Securities Lending	3,230,545	–	–		3,230,545
Money Market Funds	2,554,152	–	–		2,554,152
Total Investments	21,632,882	–	0	(a)	21,632,882

Other Financial Instruments*:
Total Return Swaps	–	351,529	–		351,529
Total Other Financial Instruments	–	351,529	–		351,529

Liabilities:
Other Financial Instruments*:
Total Return Swaps	–	(86,703)	–		(86,703)
Total Other Financial Instruments	–	(86,703)	–		(86,703)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of June 30, 2024.

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.

For the period ended June 30, 2024, there were the following transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.
CNBS	Balance as of 10/31/2023	Amortization/ Accretion	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfer In/Out of Level 3	Balance as of 06/30/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 06/30/2024
Common Stocks	$-	$-	$-	$-	$-	$-	$-	$-	$0	$0
Rights	$-	$-	$-	$-	$-	$-	$-	$-	$0	$0
The following is a summary of quantitative information about Level 3 Fair Value Measurements:

CNBS	Fair Value as of 06/30/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks (Aleafia Health Inc)	$0	Market Approach	No Market Activity	-	Increase
Rights (Harmony Biosciences Holdings Inc)	$0	Market Approach	No Market Activity	-	Increase
CNBS	Fair Value as of 06/30/2024	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks	$-	Market Approach	No Market Activity	-	Increase
Rights	$-	Market Approach	No Market Activity	-	Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.